Post-employment Benefits - Summary of Plan Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 433,173	R$ 415,917
Percentage fair value of plan assets	100.00%	100.00%
Fixed income bonds [member]
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 419,182	R$ 408,347
Percentage fair value of plan assets	96.77%	98.18%
Variable-income securities [member]
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 10,959	R$ 3,411
Percentage fair value of plan assets	2.53%	0.82%
Other [member]
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 3,032	R$ 4,159
Percentage fair value of plan assets	0.70%	1.00%